Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Long/Short Equity Fund | Class A and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 155 of the Fund’s prospectus and in “Sales Charges” on page 42 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period between the Fund’s commencement of operations on 12/13/2013 and 12/31/2013, the Fund’s portfolio turnover rate was 28.26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 155 of the Fund’s prospectus and in “Sales Charges” on page 42 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in long or short positions in equity securities. While the Fund expects to invest primarily in U.S. equity securities (including common stocks, preferred stocks, warrants, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPS”), royalty trusts and debt instruments that are convertible into equity securities), it may also invest in foreign equity securities (including, without limitation, securities of Canadian issuers), and securities of issuers of any capitalization or style.

The Fund seeks to achieve its objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund. The Adviser believes that long-short equity investing can offer advantages relative to “long-only” investing (e.g., moderate correlation to equity markets) and can be a complementary piece of an investor’s overall investment portfolio. The Adviser believes that manager diversification offers an important element of risk management when pursuing long/short equity strategies.

The Adviser seeks to identify a combination of Sub-Advisers that will provide diversification for the Fund across various long-short equity styles, market capitalizations, sectors and geography. The Adviser considers a number of factors in allocating and reallocating assets among the Sub-Advisers, including market fundamentals and Sub-Adviser net exposure, and monitors the investment activities of the Sub-Advisers to assess the Fund’s overall investment exposures. The Fund targets net long exposure to equity markets ranging between 20% and 80%.The Adviser will allocate between 0 and 50% of the Fund’s net assets to each Sub-Adviser. The Adviser may elect to directly invest up to 20% of the Fund’s net assets to manage the Fund’s cash needs and/or to adjust the Fund’s market exposure or exposure to specific securities.

The Sub-Advisers may pursue a range of long/short equity strategies in managing their allocated portion of the Fund’s net assets, including strategies that focus on a specific sector (e.g., energy, health care, financial services), capitalization (e.g., large cap, mid cap, small cap), or style (e.g., value, growth).

In addition to investments in equity securities of any type, the Fund may use derivative instruments (including options, futures and swaps). The Fund typically takes short positions in equity securities and may purchase put options on individual securities or baskets of securities (e.g., ETFs).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Management Risk: The Adviser’s judgments about the capabilities of each Sub-Adviser and the impact of each Sub-Adviser’s investment techniques on the Fund’s overall investment exposures may prove incorrect, and the Fund may fail to produce the intended results. Similarly, each Sub-Adviser’s judgments and investment techniques may fail to produce the intended results.

Market Risk: The possibility that the Fund’s stock holdings likely will decline in price in the event of a broad stock market decline. Markets generally move in cycles, with periods of rising prices following by periods of falling prices. While the Fund expects to have lower correlation to equity markets than a “long-only” equity fund (and thus less “Market Risk”), it still has net long exposure to equity markets.

Short Sale/Options Risk: Unlike most traditional long-only equity funds, the Fund will engage in short selling and, on occasion, the selling of covered call options. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The Fund will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the Fund’s assets) in connection with such short sales in a triparty account among the Fund, the prime broker and the Fund’s custodian. There can be no guarantee that the Fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Investment Style Risk: The possibility that a strategy or market segment pursued by one or more Sub-Advisers underperforms other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term bonds and lower for shorter-term bonds.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Company Risk: Investing in smaller, lesser-known companies typically involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets. To the extent the Fund invests in securities of Canadian issuers, the Fund’s performance may be affected by social, political, and economic conditions within Canada.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Tax Risk: The extent of the Fund’s investments in certain entities, such as U.S. royalty trusts, the income of which is treated as earned directly by, or is allocated to the Fund for U.S. federal income tax purposes, is limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes. If the Fund were not to appropriately limit such investments or if such investments or the income derived from such investments were recharacterized for U.S. tax purposes, the Fund’s status as a regulated investment company could be jeopardized. If the Fund were to fail to qualify for taxation as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to U.S. federal income tax at the Fund level, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. The Fund’s failure to qualify and be taxed as a regulated investment company could significantly reduce the value of shareholders’ investments in the Fund.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. The Fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Leverage Risk: The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Long/Short Equity Fund | Class A and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	772
3 Years	rr_ExpenseExampleYear03	1,184
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	772
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,184
Long/Short Equity Fund | Class A and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	871
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	284
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 871

[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.